Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Salaries and benefits	$ 3,460	$ 3,860
Share-based compensation	2,933	1,364
Compensation expense	$ 6,393	$ 5,224